Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
July 31, 2022
(Unaudited)
S
Shares Value
COMMON STOCKS — 89.2%
ARGENTINA — 0 .5%
120,117 MercadoLibre, Inc. (a) ........... $ 97,740,404
AUSTRALIA — 0 .6%
312,071 Atlassian Corp. Plc - Class A (a) .... 65,322,702
41,281 Australia & New Zealand Banking
Group Ltd. ............... 667,153
801,088 BHP Group Ltd. ............... 21,922,058
65,875 BlueScope Steel Ltd. ............ 773,793
23,105 Commonwealth Bank of Australia .. 1,640,857
60,339 Computershare Ltd. ............ 1,066,008
276,330 Fortescue Metals Group Ltd. ...... 3,555,968
6,931 Macquarie Group Ltd. ........... 887,053
25,345 National Australia Bank Ltd. ...... 547,363
697,295 Newcrest Mining Ltd. ........... 9,396,925
83,605 Nick Scali Ltd. ................ 567,638
289,245 Nine Entertainment Co. Holdings
Ltd. ..................... 422,000
6,540 REA Group Ltd. ............... 576,987
411,688 Santos Ltd. ................... 2,140,111
97,935 SmartGroup Corp. Ltd. .......... 474,489
791,820 South32 Ltd. .................. 2,158,197
788,620 Tabcorp Holdings Ltd. ........... 550,125
115,474 Woodside Energy Group Ltd. ...... 2,607,464
18,172 Woolworths Group Ltd. .......... 478,089
115,754,980
BELGIUM — 0 .0%
7,369 Etablissements Franz Colruyt NV ... 203,747
18,578 Proximus SADP ............... 257,435
4,873 UCB SA ..................... 380,770
841,952
BRAZIL — 0 .4%
191,013 Ambev SA .................... 550,435
166,950 B3 SA - Brasil Bolsa Balcao ....... 358,158
108,815 Cia de Saneamento Basico do Estado
de Sao Paulo .............. 939,442
65,990 Cia de Saneamento de Minas Gerais-
COPASA ................. 152,919
1,334,200 Localiza Rent a Car SA .......... 15,012,683
1,654,345 NU Holdings Ltd. - Class A (a) ..... 6,964,793
537,647 Pagseguro Digital Ltd. - Class A (a) .. 5,833,470
135,166 Petroleo Brasileiro SA ........... 968,662
396,380 Petroleo Brasileiro SA - Preference
Shares ................... 2,623,841
3,426,385 Raia Drogasil SA ............... 13,893,345
183,590 Suzano SA .................... 1,720,901
683,315 Vale SA ...................... 9,218,103
740,961 XP, Inc. - Class A (a) ............. 15,634,277
73,871,029
CANADA — 1 .4%
317,615 Agnico Eagle Mines Ltd. ......... 13,656,540
Shares Value
CANADA (continued)
19,917 Alimentation Couche-Tard, Inc. .... $ 889,814
11,369 Bank of Nova Scotia (The) ........ 692,590
1,258,356 Barrick Gold Corp. ............. 19,830,248
61,705 Cameco Corp. ................. 1,589,185
5,648 Canadian National Railway Co. .... 715,532
133,945 Canadian Natural Resources Ltd. ... 7,396,237
1,659,455 Canadian Pacific Railway Ltd. ..... 130,846,255
14,770 Canfor Corp. (a) ............... 314,304
98,880 Cenovus Energy, Inc. ............ 1,884,090
479 Constellation Software, Inc. ....... 814,833
14,078 Dollarama, Inc. ................ 853,222
18,030 Enbridge, Inc. ................. 809,734
87,860 First Quantum Minerals Ltd. ...... 1,605,501
131,815 Franco-Nevada Corp. ........... 16,878,455
85,205 Frontera Energy Corp. (a) ......... 835,049
14,240 Interfor Corp. (a) ............... 351,621
15,271 Metro, Inc. ................... 845,626
279,475 Nutrien Ltd. .................. 23,924,134
46,225 Pason Systems, Inc. ............. 555,184
10,448 Rogers Communications, Inc. - Class
B ....................... 480,320
13,872 Royal Bank of Canada ........... 1,352,589
1,088,350 Shopify, Inc. - Class A (a) ......... 37,907,230
15,525 Stella-Jones, Inc. ............... 460,822
114,090 Suncor Energy, Inc. ............. 3,872,048
9,542 TC Energy Corp. .............. 508,713
75,500 Teck Resources Ltd. - Class B ...... 2,219,808
10,920 Toronto-Dominion Bank (The) .... 709,325
25,505 Tourmaline Oil Corp. ........... 1,597,959
22,725 West Fraser Timber Co. Ltd. ...... 2,127,602
322,559 Wheaton Precious Metals Corp. .... 11,068,090
287,592,660
CHILE — 0 .0%
44,432 Antofagasta Plc ................ 632,209
CHINA — 4 .8%
1,236,164 Agricultural Bank of China Ltd. - H
Shares ................... 407,714
12,426,768 Alibaba Group Holding Ltd. (a) .... 139,719,974
11,202,865 ANTA Sports Products Ltd. ....... 123,353,127
262,902 Asymchem Laboratories Tianjin Co.
Ltd. - A Shares ............. 6,425,842
1,106,080 Bank of China Ltd. - H Shares ..... 393,306
432,300 Beijing United Information
Technology Co. Ltd. - A Shares 5,885,463
153,295 Bilibili, Inc. - Z Shares (a) ......... 3,747,022
977,858 China Construction Bank Corp. - H
Shares ................... 624,471
288,302 China International Capital Corp. Ltd.
- H Shares (b) (c) ............ 530,109
212,510 China Life Insurance Co. Ltd. - H
Shares ................... 316,517

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
CHINA (continued)
2,871,893 China Merchants Bank Co. Ltd. - H
Shares ................... $ 15,517,698
3,106,346 China Petroleum & Chemical Corp. -
H Shares ................. 1,464,507
886,510 China Resources Medical Holdings
Co. Ltd. ................. 539,600
232,158 China Shenhua Energy Co. Ltd. - H
Shares ................... 656,158
224,876 CITIC Securities Co. Ltd. - H Shares 462,387
201,786 Contemporary Amperex Technology
Co. Ltd. - A Shares (a) ....... 15,299,895
3,280,000 Country Garden Services Holdings
Co. Ltd. ................. 7,314,547
449,900 ENN Energy Holdings Ltd. ....... 7,339,038
2,472,621 Estun Automation Co. Ltd. - A Shares 10,392,972
1,852,803 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 22,718,627
347,713 Fosun International Ltd. ......... 273,951
1,190,800 Fuyao Glass Industry Group Co. Ltd. -
H Shares (b) (c) ............. 5,776,533
635,600 Glodon Co. Ltd. - A Shares ....... 4,369,198
210,300 Guangdong Kinlong Hardware
Products Co. Ltd. .......... 2,508,900
762,755 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... 7,867,467
4,656,000 Haidilao International Holding
Ltd. (a) (b) (c) .............. 9,302,601
1,992,200 Haier Smart Home Co. Ltd. - H
Shares ................... 6,376,058
468,357 Haitong Securities Co. Ltd. - H Shares 313,683
972,135 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 4,078,551
330,612 Hangzhou Tigermed Consulting Co.
Ltd. - A Shares ............. 5,003,456
1,575,986 Hangzhou Tigermed Consulting Co.
Ltd. - H Shares (b) (c) ........ 16,369,098
2,217,716 Huayu Automotive Systems Co. Ltd. -
A Shares ................. 7,207,834
803,845 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 424,983
605,858 JD Health International, Inc. (a) (b) (c) 4,595,454
775,073 JD.com, Inc. - A Shares .......... 23,122,405
1,737,700 Jiangsu Azure Corp. ............. 5,037,367
382,822 Kanzhun Ltd. - ADR (a) .......... 9,000,145
153,400 KE Holdings, Inc. - A Shares (a) .... 718,156
124,114 KE Holdings, Inc. - ADR (a) ...... 1,751,249
3,099,000 Kingdee International Software Group
Co. Ltd. (a) ............... 6,691,123
1,303,400 Kingsoft Corp. Ltd. ............. 4,352,001
402,000 Kuaishou Technology (a) (b) (c) ..... 4,041,889
84,827 Kweichow Moutai Co. Ltd. - A Shares 23,849,861
486,085 Legend Holdings Corp. - H
Shares (b) (c) ............... 557,005
Shares Value
CHINA (continued)
1,671,000 Li Ning Co. Ltd. ............... $ 13,554,538
804,540 LONGi Green Energy Technology Co.
Ltd. - A Shares ............. 7,355,935
568,354 Lufax Holding Ltd. - ADR ........ 2,603,061
1,920,500 Medlive Technology Co. Ltd. (b) (c) .. 2,440,791
963,900 Meituan - B Shares (a) (b) (c) ....... 21,623,509
1,071,311 Midea Group Co. Ltd. - A Shares ... 8,737,683
1,350,000 Minth Group Ltd. .............. 3,608,872
28,785 NetEase, Inc. .................. 538,474
103,340 NetEase, Inc. - ADR ............ 9,608,553
130,116 New China Life Insurance Co. Ltd. -
H Shares ................. 310,070
478,452 NIO, Inc. - ADR (a) ............. 9,439,858
451,655 PICC Property & Casualty Co. Ltd. -
H Shares ................. 463,620
80,026 Pinduoduo, Inc. - ADR (a) ........ 3,922,074
4,424,005 Ping An Bank Co. Ltd. - A Shares .. 8,323,807
2,969,500 Ping An Insurance Group Co. of
China Ltd. - H Shares ....... 17,451,868
910,400 Pop Mart International Group
Ltd. (b) (c) ................ 2,081,615
349,394 Proya Cosmetics Co. Ltd. - A Shares . 9,126,309
357,550 SG Micro Corp. - A Shares ....... 8,534,178
1,687,193 Shandong Sinocera Functional
Material Co. Ltd. - A Shares ... 7,978,743
1,058,152 Shenzhen Inovance Technology Co.
Ltd. - A Shares ............. 10,371,328
1,629,237 Shenzhen Megmeet Electrical Co. Ltd.
- A Shares ................ 7,184,010
627,400 Shenzhou International Group
Holdings Ltd. ............. 6,599,094
845,617 Sinocare, Inc. - A Shares .......... 4,011,146
236,400 Sungrow Power Supply Co. Ltd. - A
Shares ................... 4,347,433
382,880 Sunny Optical Technology Group Co.
Ltd. ..................... 5,179,832
4,412,717 Tencent Holdings Ltd. ........... 170,546,267
384,819 Tencent Music Entertainment Group -
ADR (a) .................. 1,620,088
221,372 Topchoice Medical Corp. - A Shares (a) 4,815,978
3,098,000 Weichai Power Co. Ltd. - H Shares .. 4,429,179
389,000 WuXi AppTec Co. Ltd. - H
Shares (b) (c) ............... 4,712,418
8,495,200 Wuxi Biologics Cayman, Inc. (a) (b) (c) 81,317,056
407,656 Yifeng Pharmacy Chain Co. Ltd. - A
Shares ................... 3,127,706
1,839,140 Yonyou Network Technology Co. Ltd.
- A Shares ................ 5,694,481
183,800 Yunnan Energy New Material Co. Ltd.
- A Shares ................ 5,830,557
835,400 Zai Lab Ltd. (a) ................ 3,421,439
2,941,968 Zhejiang Sanhua Intelligent Controls
Co. Ltd. - A Shares ......... 14,189,002

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
CHINA (continued)
1,052,600 Zhou Hei Ya International Holdings
Co. Ltd. (b) (c) ............. $ 535,517
6,366,000 Zijin Mining Group Co. Ltd. - H
Shares ................... 7,459,757
999,793,788
CZECH REPUBLIC — 0 .0%
159,470 Moneta Money Bank AS (b) (c) ..... 531,259
DENMARK — 0 .0%
3,664 Carlsberg AS - Class B ........... 473,909
5,130 Chr Hansen Holding A/S ........ 335,773
3,427 Coloplast A/S - Class B .......... 401,092
21,246 Novo Nordisk A/S - Class B ....... 2,474,604
9,281 Novozymes A/S - Class B ......... 592,873
4,278,251
EGYPT — 0 .0%
285,285 Commercial International Bank Egypt
SAE .................... 572,187
931,590 Egyptian Financial Group-Hermes
Holding Co. (a) ............ 565,191
1,137,378
FAEROE ISLANDS — 0 .0%
23,560 Bakkafrost P/F ................ 1,642,503
FINLAND — 0 .0%
7,234 Elisa Oyj ..................... 400,078
28,520 Kesko Oyj - Class B ............. 705,390
7,677 Kone Oyj - Class B ............. 350,850
146,940 Stora Enso Oyj - Class R ......... 2,272,529
141,889 UPM-Kymmene Oyj ............ 4,496,430
8,225,277
FRANCE — 0 .6%
5,787 Air Liquide SA ................ 795,611
913,243 Airbus SE .................... 98,467,429
21,252 BNP Paribas SA ............... 1,004,100
6,425 Capgemini SE ................. 1,225,485
10,966 Edenred ..................... 562,891
832 Hermes International ............ 1,141,459
3,223 L'Oreal SA ................... 1,218,479
3,827 LVMH Moet Hennessy Louis Vuitton
SE ...................... 2,657,296
9,376 Sanofi ....................... 931,726
8,942 Schneider Electric SE ............ 1,236,714
2,116 Teleperformance ............... 707,593
233,434 TotalEnergies SE ............... 11,923,197
121,871,980
GERMANY — 0 .2%
11,128 BASF SE ..................... 495,922
2,895 Deutsche Boerse AG ............ 505,367
15,256 Deutsche Post AG .............. 609,323
72,459 Deutsche Telekom AG ........... 1,376,648
Shares Value
GERMANY (continued)
18,371 Evonik Industries AG ........... $ 391,848
6,139 Fresenius Medical Care AG & Co.
KGaA ................... 227,594
14,493 Fresenius SE & Co. KGaA ........ 370,861
92,965 K+S AG ..................... 1,960,282
15,875 RWE AG .................... 653,065
5,528 Siemens AG .................. 616,616
11,432 Vonovia SE ................... 380,912
1,074,715 Zalando SE (a) (b) (c) ............. 30,256,594
37,845,032
HONG KONG — 0 .2%
2,873,162 AIA Group Ltd. ................ 28,865,655
1,302,560 Beijing Enterprises Water Group Ltd. 394,911
135,699 BOC Hong Kong Holdings Ltd. ... 490,866
119,878 China Mengniu Dairy Co. Ltd. .... 556,953
124,330 China Overseas Land & Investment
Ltd. ..................... 343,576
90,459 China Resources Beer Holdings Co.
Ltd. ..................... 623,960
99,699 China Resources Land Ltd. ....... 416,371
251,480 China Water Affairs Group Ltd. .... 225,733
198,753 CLP Holdings Ltd. ............. 1,685,340
4,044,000 Geely Automobile Holdings Ltd. ... 8,018,828
1,091,723 Guangdong Investment Ltd. ...... 1,063,475
24,251 Hang Seng Bank Ltd. ........... 391,184
72,637 HUTCHMED China Ltd. - ADR (a) 949,366
930,360 Sino Biopharmaceutical Ltd. ...... 539,370
71,706 Sun Hung Kai Properties Ltd. ..... 855,964
45,421,552
INDIA — 3 .2%
57,110 Adani Ports & Special Economic Zone
Ltd. ..................... 552,010
750,032 Apollo Hospitals Enterprise Ltd. ... 40,030,295
1,581,510 Asian Paints Ltd. ............... 66,810,630
11,105 Avenue Supermarts Ltd. (a) (b) (c) ... 597,292
522,805 Bajaj Finance Ltd. .............. 47,849,986
3,084,267 Bandhan Bank Ltd. (b) (c) ......... 10,804,678
382,930 Bank of Baroda ................ 564,693
163,355 Bharat Electronics Ltd. .......... 568,252
65,050 Bharti Airtel Ltd. ............... 557,820
570,910 Britannia Industries Ltd. ......... 28,161,137
38,910 Central Depository Services India
Ltd. (c) ................... 556,442
120,905 DLF Ltd. .................... 591,654
121,220 Embassy Office Parks REIT ....... 557,289
37,025 Havells India Ltd. .............. 585,856
7,654,420 HDFC Bank Ltd. .............. 139,777,911
16,890 Hero MotoCorp Ltd. ............ 603,022
1,687,609 Housing Development Finance Corp.
Ltd. ..................... 50,928,361
3,761,045 ICICI Prudential Life Insurance Co.
Ltd. (b) (c) ................ 26,370,949

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
INDIA (continued)
2,616,730 Jubilant Foodworks Ltd. ......... $ 18,267,355
46,500 Mindspace Business Parks REIT (b) (c) 211,012
293,895 NTPC Ltd. ................... 568,386
340,120 Oil & Natural Gas Corp. Ltd. ..... 577,384
4,120,105 Reliance Industries Ltd. (a) ........ 131,037,204
53,760 Tata Chemicals Ltd. ............. 619,633
176,975 Tata Consultancy Services Ltd. ..... 7,402,652
60,355 Tata Consumer Products Ltd. ...... 619,742
5,085 Tata Elxsi Ltd. ................. 560,526
3,119,058 Titan Co. Ltd. ................. 92,890,878
50,645 TVS Motor Co. Ltd. ............ 582,240
669,805,289
INDONESIA — 0 .1%
3,361,175 Aneka Tambang Tbk ............ 444,016
45,719,409 Bank Central Asia Tbk PT ........ 22,734,442
9,130,465 Bumi Serpong Damai Tbk PT (a) ... 567,078
23,745,536
IRELAND — 0 .6%
6,017 Accenture Plc - Class A .......... 1,842,766
473,005 Aptiv Plc (a) ................... 49,613,495
15,075 Experian Plc .................. 527,810
56,835 Grafton Group Plc - Units ........ 587,871
1,955 ICON Plc (a) .................. 471,644
3,903 Jazz Pharmaceuticals Plc (a) ........ 609,102
823,155 Medtronic Plc ................. 76,158,301
129,810,989
ISRAEL — 0 .0%
4,192 Check Point Software Technologies
Ltd. (a) ................... 522,323
330,295 ICL Group Ltd. ................ 3,009,787
3,295 Nice Ltd. (a) .................. 703,474
4,235,584
ITALY — 0 .0%
216,735 Eni SpA ..................... 2,605,283
45,091 FinecoBank Banca Fineco SpA ..... 560,389
26,246 Prysmian SpA ................. 834,542
4,000,214
JAPAN — 1 .3%
21,094 Aeon Co. Ltd. ................. 425,401
12,826 Asahi Group Holdings Ltd. ....... 445,913
26,247 Astellas Pharma, Inc. ............ 411,065
51,815 Avex, Inc. .................... 593,993
8,311 Bandai Namco Holdings, Inc. ..... 649,276
16,080 Chugai Pharmaceutical Co. Ltd. .... 451,732
3,559 Daikin Industries Ltd. ........... 624,171
17,275 Daiwa House Industry Co. Ltd. .... 426,832
300 Daiwa House REIT Investment Corp. 722,039
1,825 Disco Corp. .................. 445,902
945 Fast Retailing Co. Ltd. ........... 572,283
30,999 Fuji Electric Co. Ltd. ............ 1,400,098
Shares Value
JAPAN (continued)
8,390 Fujitsu Ltd. ................... $ 1,124,783
450 Fukuoka REIT Corp. ........... 583,962
10,226 Hamamatsu Photonics KK ........ 464,679
15,093 Hitachi Ltd. .................. 764,129
6,064 Hoya Corp. ................... 607,562
91,020 Inpex Corp. ................... 1,043,251
21,836 ITOCHU Corp. ............... 635,639
170 Japan Real Estate Investment Corp.
REIT ................... 820,924
23,395 Japan Tobacco, Inc. ............. 420,072
8,248 Kao Corp. .................... 358,742
17,991 KDDI Corp. .................. 576,834
184,874 Keyence Corp. ................. 73,273,364
18,896 Kyowa Kirin Co. Ltd. ........... 445,478
7,812 Lawson, Inc. .................. 277,025
11,998 M3, Inc. ..................... 418,009
21,569 Mitsubishi Corp. ............... 641,015
35,640 Mitsubishi Electric Corp. ......... 376,153
26,913 Mitsubishi Estate Co. Ltd. ........ 399,702
30,823 Mitsui & Co. Ltd. .............. 680,026
25,428 Mitsui Fudosan Co. Ltd. ......... 568,301
9,653 Murata Manufacturing Co. Ltd. .... 563,839
16,327 Nichirei Corp. ................. 291,329
12,337 Nihon Kohden Corp. ........... 276,030
2,016,300 Nihon M&A Center Holdings, Inc. . 26,982,217
142 Nippon Building Fund, Inc. REIT .. 753,274
394 Nippon Prologis REIT, Inc. ....... 1,024,599
20,691 Nippon Telegraph & Telephone Corp. 591,045
18,412 Nomura Research Institute Ltd. .... 553,176
2,800 Obic Co. Ltd. ................. 447,635
8,262 Omron Corp. ................. 462,077
25,464 Osaka Gas Co. Ltd. ............. 457,794
10,866 Otsuka Holdings Co. Ltd. ........ 388,166
59,007 Panasonic Holdings Corp. ........ 487,170
29,490 Recruit Holdings Co. Ltd. ........ 1,102,131
12,579 Seven & i Holdings Co. Ltd. ...... 512,723
16,602 Shimadzu Corp. ............... 590,682
4,018 Shin-Etsu Chemical Co. Ltd. ...... 514,683
1,268 SMC Corp. ................... 624,917
33,044 SoftBank Corp. ................ 382,063
1,598,334 Sony Group Corp. .............. 135,583,401
49,110 Sumitomo Metal Mining Co. Ltd. .. 1,544,206
17,135 Sumitomo Mitsui Financial Group,
Inc. ..................... 537,561
17,025 Sumitomo Realty & Development Co.
Ltd. ..................... 470,113
11,661 Suntory Beverage & Food Ltd. ..... 460,114
14,670 Terumo Corp. ................. 500,887
9,287 Tokio Marine Holdings, Inc. ...... 543,660
2,924 Tokyo Electron Ltd. ............. 1,006,422
22,846 Tokyo Gas Co. Ltd. ............. 448,716
10,397 Toyo Suisan Kaisha Ltd. .......... 441,747
95,025 Toyota Motor Corp. ............ 1,542,354

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
11,536 Unicharm Corp. ............... $ 417,860
10,706 Yamaha Corp. ................. 456,654
272,607,600
KAZAKHSTAN — 0 .1%
183,572 Kaspi.KZ JSC - GDR (c) ......... 9,675,562
LUXEMBOURG — 0 .0%
175,735 Aroundtown SA ............... 563,589
MALAYSIA — 0 .0%
1,575,610 IOI Corp. Berhad .............. 1,426,876
269,170 Kuala Lumpur Kepong Berhad ..... 1,325,778
150,933 Tenaga Nasional Berhad .......... 280,163
3,032,817
MEXICO — 0 .0%
791,479 America Movil SAB de CV - Series L 752,052
208,093 Grupo Financiero Banorte SAB de CV
- Series O ................ 1,185,953
763,638 Grupo Mexico SAB de CV - Series B 3,026,382
186,378 Wal-Mart de Mexico SAB de CV ... 677,564
5,641,951
NETHERLANDS — 1 .5%
48,667 Adyen NV (a) (b) (c) ............. 87,540,915
190,309 ASML Holding NV ............. 109,381,694
185,078 ASML Holding NV - NY ........ 106,316,206
6,369 IMCD NV ................... 1,019,989
152,233 ING Groep NV ................ 1,478,766
20,038 Koninklijke Ahold Delhaize NV .... 551,821
6,204 NXP Semiconductors NV ........ 1,140,792
6,054 Wolters Kluwer NV ............. 657,479
308,087,662
NORWAY — 0 .1%
31,486 Aker BP ASA .................. 1,094,024
93,445 Equinor ASA .................. 3,597,998
216,800 Mowi ASA ................... 5,002,682
245,340 Norsk Hydro ASA .............. 1,662,236
26,695 Salmar ASA ................... 1,912,129
28,113 Telenor ASA .................. 341,409
72,190 Yara International ASA .......... 3,076,548
16,687,026
PHILIPPINES — 0 .0%
827,725 SM Prime Holdings, Inc. ......... 550,085
POLAND — 0 .0%
82,006 Powszechna Kasa Oszczednosci Bank
Polski SA (a) ............... 464,113
58,816 Powszechny Zaklad Ubezpieczen SA . 385,293
849,406
PORTUGAL — 0 .0%
25,194 Jeronimo Martins SGPS SA ....... 583,164
Shares Value
QATAR — 0 .0%
115,333 Qatar National Bank QPSC ....... $ 638,823
SINGAPORE — 0 .4%
1,120,421 Sea Ltd. - ADR (a) .............. 85,510,531
1,412,990 Wilmar International Ltd. ........ 4,117,321
89,627,852
SOUTH AFRICA — 0 .1%
98,387 Absa Group Ltd. ............... 1,008,220
302,845 AngloGold Ashanti Ltd. .......... 4,463,673
627,425 Gold Fields Ltd. ............... 5,802,993
160,805 Impala Platinum Holdings Ltd. .... 1,782,928
511,005 Sibanye Stillwater Ltd. ........... 1,255,304
79,202 Standard Bank Group Ltd. ........ 763,044
74,377 Vodacom Group Ltd. ............ 617,970
15,694,132
SOUTH KOREA — 0 .6%
1,410 Dongwha Enterprise Co. Ltd. (a) ... 71,823
3,469 Hyundai Mobis Co. Ltd. ......... 610,569
44,184 Kakaopay Corp. (a) ............. 2,144,003
19,649 KB Financial Group, Inc. ......... 730,784
28,824 Kia Corp. .................... 1,804,596
1,633 Korea Zinc Co. Ltd. ............ 600,347
524 LG H&H Co. Ltd. ............. 314,940
526,008 NAVER Corp. ................. 105,223,337
5,971 POSCO Holdings, Inc. .......... 1,115,132
65,045 Samsung Electronics Co. Ltd. ..... 3,078,915
21,247 Samsung Electronics Co. Ltd. -
Preference Shares ........... 933,798
116,628,244
SPAIN — 0 .0%
92,712 Iberdrola SA .................. 990,023
15,679 Industria de Diseno Textil SA ...... 380,795
30,508 Red Electrica Corp. SA .......... 599,799
113,485 Repsol SA .................... 1,413,826
3,384,443
SWEDEN — 0 .0%
86,304 Atlas Copco AB - Class A ......... 1,008,839
46,870 Boliden AB ................... 1,566,343
131,121 Hexagon AB - Class B ........... 1,543,890
36,148 Sandvik AB ................... 666,070
142,380 Svenska Cellulosa AB SCA - Class B . 2,081,536
31,854 Tele2 AB - Class B .............. 363,889
68,195 Wihlborgs Fastigheter AB ........ 581,509
7,812,076
SWITZERLAND — 0 .3%
12,520 Georg Fischer AG .............. 765,209
150 Givaudan SA .................. 524,334
1,962,230 Glencore Plc .................. 11,121,335
1,844 Lonza Group AG ............... 1,120,694
26,801 Nestle SA .................... 3,283,854
19,804 Novartis AG .................. 1,701,751

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
SWITZERLAND (continued)
5,838 Roche Holding AG ............. $ 1,938,242
156,949 Sika AG ..................... 38,780,129
2,492 Sonova Holding AG ............ 897,574
18,664 STMicroelectronics NV .......... 706,312
1,454 Swisscom AG ................. 786,087
45,219 UBS Group AG ................ 738,893
1,490 Zurich Insurance Group AG ...... 650,427
63,014,841
TAIWAN — 0 .4%
439,060 China Steel Corp. .............. 408,794
845,990 Chunghwa Telecom Co. Ltd. ...... 3,432,708
96,674 Delta Electronics, Inc. ........... 840,786
176,921 Formosa Chemicals & Fibre Corp. .. 414,759
362,964 Hon Hai Precision Industry Co. Ltd. 1,326,541
39,225 MediaTek, Inc. ................ 903,747
449,832 Mega Financial Holding Co. Ltd. ... 532,877
196,143 Pegatron Corp. ................ 408,328
46,445 Poya International Co. Ltd. ....... 582,898
68,238 Realtek Semiconductor Corp. ...... 784,719
349,655 TA Chen Stainless Pipe .......... 409,926
386,589 Taiwan Cement Corp. ........... 501,665
266,306 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 4,567,033
693,862 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 61,392,910
190,230 Uni-President Enterprises Corp. .... 447,827
76,955,518
THAILAND — 0 .2%
27,633,000 CP ALL Public Co. Ltd. - FOR .... 46,233,823
TURKEY — 0 .0%
29,289 BIM Birlesik Magazalar AS ....... 150,961
198,877 Eregli Demir ve Celik Fabrikalari TAS 308,065
28,265 Ford Otomotiv Sanayi AS ........ 480,839
21,265 Otokar Otomotiv Ve Savunma Sanayi
AS ...................... 569,278
1,509,143
UNITED ARAB EMIRATES — 0 .1%
479,185 Agthia Group PJSC ............. 696,963
471,380 Emaar Development PJSC (a) ...... 569,957
388,420 Emaar Properties PJSC .......... 582,899
531,085 Fertiglobe Plc ................. 693,643
219,860 International Holding Co. PJSC (a) . 17,702,781
20,246,243
UNITED KINGDOM — 3 .2%
265,829 Anglo American Plc ............. 9,608,358
1,397,535 AstraZeneca Plc ................ 183,833,557
8,851 AstraZeneca Plc - ADR .......... 586,202
70,838 Barratt Developments Plc ........ 434,357
1,904,756 BP Plc ....................... 9,322,379
24,097 British American Tobacco Plc ...... 944,208
Shares Value
UNITED KINGDOM (continued)
9,710 Croda International Plc .......... $ 887,980
25,480 Diageo Plc ................... 1,207,035
4,505,247 Entain Plc (a) .................. 66,294,968
33,598 GSK Plc ..................... 705,893
23,281 Hargreaves Lansdown Plc ......... 241,023
69,975 Howden Joinery Group Plc ....... 577,613
471,317 ITV Plc ...................... 423,912
169,005 Legal & General Group Plc ....... 539,721
514,941 Linde Plc .................... 155,512,182
7,095 LivaNova Plc (a) ................ 451,739
1,044,940 Lloyds Banking Group Plc ........ 578,540
2,016,124 London Stock Exchange Group Plc . 196,758,964
139,904 Mondi Plc .................... 2,654,990
7,953 Next Plc ..................... 662,102
74,815 Pennon Group Plc .............. 915,770
40,782 RELX Plc .................... 1,207,533
201,705 Rio Tinto Plc .................. 12,176,835
73,280 Severn Trent Plc ............... 2,634,550
711,747 Shell Plc ..................... 18,986,797
6,151 Spirax-Sarco Engineering Plc ...... 897,486
17,400 Unilever Plc .................. 847,431
13,255 Unilever Plc .................. 645,798
195,920 United Utilities Group Plc ........ 2,603,099
673,141,022
UNITED STATES — 68 .2%
5,485 3M Co. ...................... 785,671
15,845 A.O. Smith Corp. .............. 1,002,513
689,559 Abbott Laboratories ............. 75,051,602
1,712,714 AbbVie, Inc. .................. 245,791,586
17,005 ACI Worldwide, Inc. (a) .......... 485,153
5,676 Adobe, Inc. (a) ................. 2,327,841
10,080 Advanced Micro Devices, Inc. (a) ... 952,258
809,267 Agilent Technologies, Inc. ........ 108,522,705
10,820 Agilysys, Inc. (a) ................ 522,606
7,035 Agree Realty Corp. REIT ......... 559,916
495,258 Air Products and Chemicals, Inc. ... 122,937,893
161,123 Airbnb, Inc. - Class A (a) ......... 17,881,431
25,530 Alcoa Corp. ................... 1,299,222
329,973 Alexandria Real Estate Equities, Inc.
REIT ................... 54,702,924
166,870 Align Technology, Inc. (a) ......... 46,885,464
31,624 Ally Financial, Inc. ............. 1,045,806
596,980 Alphabet, Inc. - Class A (a) ........ 69,440,714
5,267,160 Alphabet, Inc. - Class C (a) ........ 614,361,542
4,156,689 Amazon.com, Inc. (a) ............ 560,945,181
10,107 American Express Co. ........... 1,556,680
8,170 American States Water Co. ........ 712,179
396,562 American Tower Corp. REIT ...... 107,400,886
39,730 American Water Works Co., Inc. ... 6,175,631
4,632 Ameriprise Financial, Inc. ........ 1,250,269
913,867 AmerisourceBergen Corp. ........ 133,360,611
1,381,280 AMETEK, Inc. ................ 170,588,080

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
UNITED STATES (continued)
7,218 Amgen, Inc. .................. $ 1,786,238
4,260 Analog Devices, Inc. ............ 732,550
2,294 ANSYS, Inc. (a) ................ 640,003
2,362 Aon Plc - Class A ............... 687,436
20,625 APA Corp. ................... 766,631
5,976,484 Apple, Inc. ................... 971,238,415
13,534 Applied Materials, Inc. ........... 1,434,333
188,885 Archer-Daniels-Midland Co. ...... 15,634,011
681,000 Arthur J Gallagher & Co. ........ 121,892,190
12,315 ASGN, Inc. (a) ................. 1,277,804
68,103 AT&T, Inc. ................... 1,278,974
5,041 Autodesk, Inc. (a) ............... 1,090,469
417,175 Automatic Data Processing, Inc. .... 100,589,236
459 AutoZone, Inc. (a) .............. 981,062
4,187,919 Avantor, Inc. (a) ................ 121,533,409
4,018 Avery Dennison Corp. ........... 765,268
8,911,016 Bank of America Corp. .......... 301,281,451
28,922 Bank OZK ................... 1,159,772
8,879 Baxter International, Inc. ......... 520,842
291,356 BeiGene Ltd. (a) ................ 3,747,829
22,412 BeiGene Ltd. - ADR (a) .......... 3,767,009
730,430 Berkshire Hathaway, Inc. - Class B (a) 219,567,258
2,053 Biogen, Inc. (a) ................. 441,518
2,733 Bio-Techne Corp. .............. 1,052,970
8,566 Blackbaud, Inc. (a) .............. 525,267
1,851,378 Blackstone, Inc. ................ 188,970,152
686,822 Block, Inc. (a) ................. 52,239,681
613 Booking Holdings, Inc. (a) ........ 1,186,578
16,262 BorgWarner, Inc. ............... 625,437
28,650 Boyd Gaming Corp. ............ 1,590,362
11,709 Bread Financial Holdings, Inc. ..... 463,794
24,437 Bristol-Myers Squibb Co. ......... 1,802,962
187,277 Broadcom, Inc. ................ 100,283,088
4,257 Broadridge Financial Solutions, Inc. . 683,461
6,951 Brown-Forman Corp. - Class B .... 515,903
50,000 Bunge Ltd. ................... 4,616,500
285 Cable One, Inc. ................ 392,354
580,427 Cadence Design Systems, Inc. (a) ... 108,005,856
19,792 California Water Service Group .... 1,189,103
8,503 Cardinal Health, Inc. ............ 506,439
388,719 Caterpillar, Inc. ................ 77,063,542
78,020 CF Industries Holdings, Inc. ...... 7,450,130
17,759 Charles Schwab Corp. (The) ...... 1,226,259
2,103 Charter Communications, Inc. - Class
A (a) .................... 908,706
15,895 Cheesecake Factory, Inc. (The) ..... 464,611
984 Chemed Corp. ................ 473,393
3,668,122 Chevron Corp. ................ 600,765,021
82,637 Chipotle Mexican Grill, Inc. (a) .... 129,262,448
6,041 Church & Dwight Co., Inc. ....... 531,427
5,653 Cigna Corp. .................. 1,556,610
49,807 Cisco Systems, Inc. ............. 2,259,744
33,529 Citigroup, Inc. ................ 1,740,155
Shares Value
UNITED STATES (continued)
33,033 Citizens Financial Group, Inc. ..... $ 1,254,263
3,190 Clorox Co. (The) ............... 452,470
771,105 Cloudflare, Inc. - Class A (a) ....... 38,802,004
2,715,651 Coca-Cola Co. (The) ............ 174,263,325
11,024 Cognizant Technology Solutions Corp.
- Class A ................. 749,191
10,127 Colgate-Palmolive Co. ........... 797,400
1,875,347 Comcast Corp. - Class A ......... 70,363,019
18,459 Comerica, Inc. ................ 1,435,556
10,877 CommVault Systems, Inc. (a) ...... 610,091
84,047 ConocoPhillips ................ 8,188,699
2,372,895 Corteva, Inc. .................. 136,560,107
377,360 Costco Wholesale Corp. ......... 204,264,968
68,275 Coterra Energy, Inc. ............. 2,088,532
4,427 Crown Castle International Corp.
REIT ................... 799,782
43,214 CSX Corp. ................... 1,397,109
2,965 Cummins, Inc. ................ 656,184
14,505 CVS Health Corp. .............. 1,387,838
548,826 Danaher Corp. ................ 159,966,314
276,888 Deere & Co. .................. 95,022,424
38,130 Devon Energy Corp. ............ 2,396,471
849,747 Dexcom, Inc. (a) ............... 69,747,234
9,890 Diamondback Energy, Inc. ........ 1,266,118
5,733 Digital Realty Trust, Inc. REIT .... 759,336
2,436 Dollar General Corp. ............ 605,175
1,320 Domino's Pizza, Inc. ............ 517,585
560,004 DoorDash, Inc. - Class A (a) ....... 39,060,279
26,632 East West Bancorp, Inc. .......... 1,911,645
615,029 Eaton Corp. Plc ................ 91,264,153
27,160 eBay, Inc. .................... 1,320,791
740,651 Edwards Lifesciences Corp. (a) ..... 74,465,052
5,137 Electronic Arts, Inc. ............. 674,129
332,553 Elevance Health, Inc. ............ 158,661,036
8,869 Eli Lilly & Co. ................ 2,924,021
6,133 Encompass Health Corp. ......... 310,452
6,273 Enovis Corp. (a) ................ 374,620
399,421 Entegris, Inc. .................. 43,896,368
7,576 Envestnet, Inc. (a) .............. 441,454
657,625 EOG Resources, Inc. ............ 73,141,053
17,050 EQT Corp. ................... 750,712
20,188 Equity Commonwealth REIT (a) ... 566,273
7,012 Equity LifeStyle Properties, Inc. REIT 515,522
50,650 Essential Utilities, Inc. ........... 2,630,761
279,360 Estee Lauder Cos, Inc. (The) - Class A 76,293,216
4,815 Etsy, Inc. (a) ................... 499,412
5,147 Euronet Worldwide, Inc. (a) ....... 505,796
5,910 Extra Space Storage, Inc. REIT .... 1,120,063
262,837 Exxon Mobil Corp. ............. 25,476,790
3,178 Fair Isaac Corp. (a) .............. 1,468,331
12,184 Fastenal Co. .................. 625,770
31,611 Fifth Third Bancorp ............. 1,078,567
755,200 Fiserv, Inc. (a) ................. 79,809,536

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
UNITED STATES (continued)
3,506 FleetCor Technologies, Inc. (a) ..... $ 771,636
54,944 Flex Ltd. (a) ................... 923,059
43,230 FMC Corp. ................... 4,802,853
1,931,190 Fortinet, Inc. (a) ................ 115,195,484
1,601,653 Freeport-McMoRan, Inc. ......... 50,532,152
6,504 General Dynamics Corp. ......... 1,474,262
11,156 General Mills, Inc. .............. 834,357
769,774 Genuine Parts Co. .............. 117,675,351
12,994 Gilead Sciences, Inc. ............ 776,392
5,458 Goldman Sachs Group, Inc. (The) .. 1,819,643
9,442 Graco, Inc. ................... 634,125
4,975 Guidewire Software, Inc. (a) ....... 386,657
3,884 HCA Healthcare, Inc. ........... 825,039
240,867 Hershey Co. (The) .............. 54,908,041
15,875 Hess Corp. ................... 1,785,461
286,816 Home Depot, Inc. (The) ......... 86,314,407
7,473 Honeywell International, Inc. ...... 1,438,254
9,490 Hormel Foods Corp. ............ 468,237
40,550 HP, Inc. ..................... 1,353,965
1,678 Humana, Inc. ................. 808,796
2,141 IDEXX Laboratories, Inc. (a) ...... 854,644
364,843 Illinois Tool Works, Inc. .......... 75,799,782
8,922 Integra LifeSciences Holdings Corp. (a) 491,067
44,776 Intel Corp. ................... 1,625,817
10,313 InterDigital, Inc. ............... 633,115
14,090 International Business Machines Corp. 1,842,831
5,200 Intuit, Inc. ................... 2,372,084
284,532 Intuitive Surgical, Inc. (a) ......... 65,490,730
327,683 iRhythm Technologies, Inc. (a) ..... 50,669,622
2,656 Jack Henry & Associates, Inc. ..... 551,837
5,795 Jack in the Box, Inc. ............ 400,666
23,750 Johnson & Johnson ............. 4,144,850
17,628 Johnson Controls International Plc .. 950,325
4,928 Jones Lang LaSalle, Inc. (a) ........ 939,622
2,860,003 JPMorgan Chase & Co. .......... 329,929,946
19,349 Kennametal, Inc. ............... 519,521
5,145 Kimberly-Clark Corp. ........... 678,060
28,296 Kinder Morgan, Inc. ............ 509,045
279,332 KLA Corp. ................... 107,134,995
13,888 Kroger Co. (The) ............... 644,959
598,400 L3Harris Technologies, Inc. ....... 143,598,048
136,913 Lam Research Corp. ............ 68,526,326
3,125 Lancaster Colony Corp. .......... 413,688
4,485 Leidos Holdings, Inc. ............ 479,895
12,405 Lennar Corp. - Class A .......... 1,054,425
21,443 Liberty Media Corp. - Liberty Formula
One - Class C (a) ........... 1,453,192
14,812 Lincoln National Corp. .......... 760,448
138,317 Lockheed Martin Corp. .......... 57,236,958
619,964 Lowe's Cos, Inc. ............... 118,741,705
8,821 Manhattan Associates, Inc. (a) ...... 1,240,850
47,545 Marathon Oil Corp. ............ 1,179,116
5,492 Marriott Vacations Worldwide Corp. 751,965
Shares Value
UNITED STATES (continued)
11,308 Masco Corp. .................. $ 626,237
2,202 Masimo Corp. (a) ............... 318,365
590,857 Mastercard, Inc. - Class A ........ 209,039,298
309,909 McDonald's Corp. .............. 81,620,733
3,193 McKesson Corp. ............... 1,090,665
1,107,318 Merck & Co., Inc. .............. 98,927,790
634,530 Meta Platforms, Inc. - Class A (a) ... 100,953,723
536,300 MetLife, Inc. .................. 33,920,975
876 Mettler-Toledo International, Inc. (a) 1,182,364
15,148 Microchip Technology, Inc. ....... 1,043,091
14,047 Micron Technology, Inc. ......... 868,947
3,463,372 Microsoft Corp. ............... 972,307,055
5,135 Moderna, Inc. (a) ............... 842,602
5,477 Mohawk Industries, Inc. (a) ....... 703,685
2,732 Molina Healthcare, Inc. (a) ........ 895,331
22,207 Mondelez International, Inc. - Class A 1,422,136
2,931 Monolithic Power Systems, Inc. .... 1,362,094
7,886 Monster Beverage Corp. (a) ........ 785,603
26,867 Morgan Stanley ................ 2,264,888
135,615 Mosaic Co. (The) ............... 7,141,486
528,361 Motorola Solutions, Inc. ......... 126,061,651
2,353 MSCI, Inc. ................... 1,132,593
65,825 Navient Corp. ................. 1,084,138
23,145 NCR Corp. (a) ................. 751,055
10,362 NetApp, Inc. .................. 739,121
192,724 Netflix, Inc. (a) ................. 43,343,628
498,536 Newmont Corp. ............... 22,573,710
9,559 NextEra Energy Partners LP ....... 790,912
3,528,255 NextEra Energy, Inc. ............ 298,102,265
644,620 NIKE, Inc. - Class B ............ 74,079,730
5,918 Norfolk Southern Corp. .......... 1,486,424
366,666 Northrop Grumman Corp. ....... 175,596,347
22,078 NortonLifeLock, Inc. ............ 541,573
5,548 Novanta, Inc. (a) ............... 855,502
1,037,763 NVIDIA Corp. ................ 188,488,894
64,040 Occidental Petroleum Corp. ....... 4,210,630
266,925 Okta, Inc. (a) .................. 26,278,766
31,721 ON Semiconductor Corp. (a) ...... 2,118,328
27,332 Oracle Corp. .................. 2,127,523
222,590 O'Reilly Automotive, Inc. (a) ...... 156,612,098
13,850 Ovintiv, Inc. .................. 707,597
6,458 PACCAR, Inc. ................ 591,036
230,747 Palo Alto Networks, Inc. (a) ....... 115,165,828
6,656 Paychex, Inc. .................. 853,832
2,190 PayPal Holdings, Inc. (a) .......... 189,501
650,063 PepsiCo, Inc. .................. 113,735,022
47,937 Pfizer, Inc. .................... 2,421,298
8,814,182 PG&E Corp. (a) ................ 95,722,017
998,318 Philip Morris International, Inc. .... 96,986,594
7,390 Phillips 66 .................... 657,710
20,343 Pioneer Natural Resources Co. ..... 4,820,274
13,207 Premier, Inc. - Class A ........... 507,941
492,489 Procter & Gamble Co. (The) ...... 68,411,647

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
UNITED STATES (continued)
11,639 Progress Software Corp. .......... $ 546,567
8,145 Prologis, Inc. REIT ............. 1,079,701
836,995 Prudential Financial, Inc. ......... 83,691,130
3,905 Public Storage REIT ............ 1,274,631
9,857 PVH Corp. ................... 610,345
1,007,911 QUALCOMM, Inc. ............ 146,207,570
886,771 Quanta Services, Inc. ............ 123,021,741
597,354 Quest Diagnostics, Inc. .......... 81,580,636
10,925 Raytheon Technologies Corp. ...... 1,018,319
1,126 Regeneron Pharmaceuticals, Inc. (a) . 654,983
171,713 Repligen Corp. (a) .............. 36,636,686
2,846 ResMed, Inc. .................. 684,520
16,996 Rollins, Inc. .................. 655,536
2,023 Roper Technologies, Inc. ......... 883,383
471,843 Ross Stores, Inc. ............... 38,341,962
37,695 Royal Gold, Inc. ............... 3,949,305
216,543 S&P Global, Inc. ............... 81,621,553
5,480 Saia, Inc. (a) ................... 1,303,418
28,048 Schlumberger NV .............. 1,038,617
5,380 Science Applications International
Corp. ................... 521,161
13,365 Scotts Miracle-Gro Co. (The) ...... 1,188,817
8,715 Seagate Technology Holdings Plc ... 697,026
8,945 Shake Shack, Inc. - Class A (a) ..... 460,310
2,633 Sherwin-Williams Co. (The) ....... 637,028
577,115 Simon Property Group, Inc. REIT .. 62,697,774
31,435 Six Flags Entertainment Corp. (a) ... 712,631
8,809 Skyworks Solutions, Inc. ......... 959,124
295,463 Snowflake, Inc. - Class A (a) ....... 44,292,858
13,835 Spectrum Brands Holdings, Inc. .... 962,086
11,655 SS&C Technologies Holdings, Inc. .. 689,626
605,211 Starbucks Corp. ................ 51,309,789
15,377 State Street Corp. .............. 1,092,382
8,860 Stericycle, Inc. (a) ............... 415,268
2,581 SVB Financial Group (a) .......... 1,041,563
31,365 Synchrony Financial ............ 1,050,100
4,445 Synopsys, Inc. (a) ............... 1,633,538
3,529 Take-Two Interactive Software, Inc. (a) 468,404
6,459 Target Corp. .................. 1,055,271
1,068,741 TE Connectivity Ltd. ........... 142,922,734
8,232 Teradyne, Inc. ................. 830,526
633,749 Texas Instruments, Inc. .......... 113,371,359
18,357 Textron, Inc. .................. 1,204,953
276,468 Thermo Fisher Scientific, Inc. ...... 165,441,216
12,362 Timken Co. (The) .............. 808,228
5,827 Tractor Supply Co. ............. 1,115,754
17,801 Trimble, Inc. (a) ................ 1,235,923
9,481 TriNet Group, Inc. (a) ........... 782,183
2,645,124 Truist Financial Corp. ........... 133,499,408
1,528 Tyler Technologies, Inc. (a) ........ 609,672
108,580 Tyson Foods, Inc. - Class A ....... 9,556,126
22,751 UFP Industries, Inc. ............ 2,097,870
2,123 Ulta Beauty, Inc. (a) ............. 825,656
Shares Value
UNITED STATES (continued)
638,657 Union Pacific Corp. ............. $ 145,166,736
271,763 United Rentals, Inc. (a) ........... 87,689,767
4,200 United Therapeutics Corp. (a) ...... 970,494
526,147 UnitedHealth Group, Inc. ........ 285,350,564
2,731 Vail Resorts, Inc. ............... 647,602
8,640 Valero Energy Corp. ............ 957,053
2,170 VeriSign, Inc. (a) ............... 410,477
2,939 Verisk Analytics, Inc. ............ 559,145
2,863,497 Verizon Communications, Inc. ..... 132,264,926
32,573 Viatris, Inc. ................... 315,632
969,448 Visa, Inc. - Class A ............. 205,629,615
24,752 Vistra Corp. .................. 639,839
9,769 Walgreens Boots Alliance, Inc. ..... 387,048
552,828 Walmart, Inc. ................. 73,000,937
16,528 Warner Bros Discovery, Inc. (a) ..... 247,920
593,117 Waste Management, Inc. ......... 97,603,334
2,207 Waters Corp. (a) ................ 803,414
2,650 WD-40 Co. .................. 470,031
39,618 Wells Fargo & Co. .............. 1,738,042
18,113 WESCO International, Inc. (a) ..... 2,315,566
3,081 West Pharmaceutical Services, Inc. .. 1,058,508
14,101 Westrock Co. ................. 597,318
8,344 WEX, Inc. (a) ................. 1,386,856
167,508 Weyerhaeuser Co. REIT ......... 6,083,891
1,601 WW Grainger, Inc. ............. 870,192
5,474 Yum! Brands, Inc. .............. 670,784
2,456 Zebra Technologies Corp. - Class A (a) 878,487
356,700 Zoetis, Inc. ................... 65,115,585
14,257,076,310
URUGUAY — 0 .1%
246,969 Dlocal Ltd. (a) ................. 6,860,799
114,488 Globant SA (a) ................. 22,810,589
29,671,388
Total Common Stocks
(Cost $14,529,454,219)
18,648,690,586
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0 .0%
2,852 Australia & New Zealand Banking
Group Ltd. Rights, Expire
08/25/22 (a) ............... 7,931
Total Rights/Warrants
(Cost $0)
7,931
EXCHANGE-TRADED FUNDS — 7.9%
1,782,500 Communication Services Select Sector
SPDR Fund ............... 100,479,525
772,800 Consumer Discretionary Select Sector
SPDR Fund ............... 125,835,024

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
2,720,348 Consumer Staples Select Sector SPDR
Fund .................... $ 202,638,723
338,500 Energy Select Sector SPDR Fund ... 26,545,170
3,555,555 Financial Select Sector SPDR Fund . 119,857,759
686,575 First Trust Natural Gas ETF ....... 17,178,106
193,615 Global X Silver Miners ETF ....... 5,107,564
3,498,722 Health Care Select Sector SPDR Fund 463,230,793
1,265,800 Industrial Select Sector SPDR Fund . 121,061,112
1,179,200 SPDR S&P Metals & Mining ETF . 56,884,608
1,442,905 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 197,706,843
8,409,740 VanEck Gold Miners ETF ........ 220,923,870
Total Exchange-Traded Funds
(Cost $1,720,041,085)
1,657,449,097
Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.5%
Federal Home Loan Bank — 0 .5%
$ 100,000,000 1 .90% , 08/22/22 (d) ............ 99,873,139
Total U.S. Government Agencies
(Cost $99,889,166)
99,873,139
Shares
INVESTMENT COMPANY — 4.7%
973,738,703 Federated Hermes Government
Obligations Fund , 1 .64% (e) ... 973,738,703
Total Investment Company
(Cost $973,738,703)
973,738,703
CASH SWEEP — 0.0%
6,523,436 Citibank - US Dollars on Deposit in
Custody Account , 0 .10% (e) ... 6,523,436
Total Cash Sweep
(Cost $6,523,436)
6,523,436
Contracts Value
PUT OPTIONS PURCHASED — 0.0%
7,000 Consumer Discretionary Select Sector
SPDR Fund , Strike $ 130.00 ,
Expires 08/19/22 , (Notional
amount $ 910,000 ) .......... $ 70,000
17,000 Invesco QQQ Trust 1 , Strike $ 275.00 ,
Expires 09/16/22 , (Notional
amount $ 4,675,000 ) ........ 3,689,000
52,000 iShares MSCI Emerging Markets ETF ,
Strike $ 36.00 , Expires 08/19/22 ,
(Notional amount $ 1,872,000 ) 260,000
26,000 SPDR S&P 500 ETF Trust , Strike
$ 360.00 , Expires 08/19/22 ,
(Notional amount $ 9,360,000 ) 754,000
Total Put Options Purchased
(Cost $33,175,509) 4,773,000
TOTAL INVESTMENTS — 102.3%
(Cost $17,362,822,118)
$ 21,391,055,892
LIABILITIES IN EXCESS OF
OTHER ASSETS — (2.3)%
(490,177,420)
NET ASSETS — 100.0%
$ 20,900,878,472
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d) Zero coupon security. The rate represents the yield at time of purchase.
(e) The rate shown represents the current yield as of July 31, 2022.
Forward Foreign Currency Exchange Contracts Outstanding at July 31, 2022 :
Currency Purchased Currency  Sold Counterparty
Settlement
Date
Unrealized
Appreciation
/(Depreciation)
USD 50,000,000 KRW 63,568,500,000 Barclays Bank Plc 08/22/22 $ 1,182,194
CAD 64,254,000 USD 50,000,000 Citibank N.A. 08/10/22 176,088
CAD 130,945,500 USD 101,533,326 JPMorgan Chase Bank, N.A. 08/10/22 722,300
SGD 346,305,000 USD 248,807,351 JPMorgan Chase Bank, N.A. 08/10/22 1,890,299
3,970,881
USD 250,000,000 SGD 346,305,000 Barclays Bank Plc 08/10/22 (697,650)
KRW 63,568,500,000 USD 49,443,716 Barclays Bank Plc 08/22/22 (625,910)

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
The following abbreviations are used in the report:
h
Currency Purchased Currency  Sold Counterparty
Settlement
Date
Unrealized
Appreciation
/(Depreciation)
USD 150,000,000 CAD 195,199,500 Citibank N.A. 08/10/22 $ (2,431,714)
(3,755,274)
Total Forward Foreign Currency Exchange Contracts $ 215,607
Structured Options Outstanding at July 31, 2022 :
Description Call/Put Counterparty Strike Price Units
Expiration
Date
Notional Amount
(000) Value
Foreign Currency Options
USD/CAD Foreign Exchange Rate Call Barclays Bank Plc 1.31 1,000,000,000 08/12/2022 $ 1,313,500 $ 537,890
USD/KRW Foreign Exchange Rate Call Barclays Bank Plc 1,325.00 1,000,000,000 10/07/2022 1,325,000,000 10,648,970
$ 11,186,860
USD/CAD Foreign Exchange Rate Call Barclays Bank Plc 1.36 (1,000,000,000) 08/12/2022 1,356,000 (24,250)
USD/KRW Foreign Exchange Rate Call Barclays Bank Plc 1,375.00 (1,000,000,000) 10/07/2022 1,375,000,000 (3,803,660)
$ (3,827,910)
Total Structured Options
(Net premiums paid $16,715,000) $ 7,358,950
ADR — American Depositary Receipt
CAD — Canadian Dollar
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
GDR — Global Depositary Receipt
KRW — Korean Won
REIT — Real Estate Investment Trust
SGD — Singapore Dollar
SPDR — Standard & Poor's Depositary Receipt
USD — U.S. Dollar
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Argentina ................................... 0 .5%
Australia .................................... 0 .6
Belgium .................................... 0 .0 *
Brazil ...................................... 0 .4
Canada ..................................... 1 .4
Chile ...................................... 0 .0 *
China ...................................... 4 .8
Czech Republic ............................... 0 .0 *
Denmark ................................... 0 .0 *
Egypt ...................................... 0 .0 *
Faeroe Islands ................................ 0 .0 *
Finland ..................................... 0 .0 *
France ...................................... 0 .6
Germany .................................... 0 .2
Hong Kong .................................. 0 .2
Country:
Percentage
of Net Assets
India ....................................... 3 .2%
Indonesia ................................... 0 .1
Ireland ..................................... 0 .6
Israel ....................................... 0 .0 *
Italy ....................................... 0 .0 *
Japan ...................................... 1 .3
Kazakhstan .................................. 0 .1
Luxembourg ................................. 0 .0 *
Malaysia .................................... 0 .0 *
Mexico ..................................... 0 .0 *
Netherlands .................................. 1 .5
Norway ..................................... 0 .1
Philippines .................................. 0 .0 *
Poland ..................................... 0 .0 *
Portugal .................................... 0 .0 *
Qatar ...................................... 0 .0 *
Singapore ................................... 0 .4
South Africa ................................. 0 .1
South Korea ................................. 0 .6
Spain ...................................... 0 .0 *
Sweden ..................................... 0 .0 *
Switzerland .................................. 0 .3
Taiwan ..................................... 0 .4
Thailand .................................... 0 .2
Turkey ..................................... 0 .0 *
United Arab Emirates .......................... 0 .1
United Kingdom .............................. 3 .2
United States ................................. 68 .2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Country:
Percentage
of Net Assets
Uruguay .................................... 0 .1%
Other ** ..................................... 10 .8
100 .0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, options, exchange-traded funds, rights/warrants, U.S. Government Agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.